CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $	$ 70	$ 135
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	28,176,862	28,005,617
Ordinary shares, shares outstanding	28,176,862	28,005,617